Merger Agreement and Asset Purchase Agreement (Details Narrative) - USD ($) $ in Thousands			1 Months Ended
	Dec. 02, 2020	Sep. 18, 2020	Jan. 31, 2021	Aug. 12, 2020
Subsequent Event [Member]
Expected additional proceeds from loan	$ 500		$ 500
Merger Agreement [Member] | Brooklyn Immunotherapeutics LLC [Member] | Minimum [Member]
Equity interests exchange				94.08%
Shares outstanding precentage				5.92%
Merger Agreement [Member] | Brooklyn Immunotherapeutics LLC [Member] | Maximum [Member]
Equity interests exchange				96.74%
Shares outstanding precentage				3.26%
Asset Purchase Agreement [Member] | eGames.com Holdings LLC [Member]
Proceed from sale of assets		$ 2,000
Proceeds from loan		$ 1,000
Loan amount, description		No assurances can be given that the Company will obtain such $500,000 loan from such affiliate or from any other party.